Related Parties (Details) - Schedule of Remuneration of Directors of the Company - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Related Parties (Details) - Schedule of Remuneration of Directors of the Company [Line Items]
Short term benefits	[1]	$ 228,400	$ 446,704	$ 530,716

[1]	In 2021, the director remuneration relating to our then CEO, was provided by a company which our then Company Secretary and Chief Financial Officer has control.